John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 114.0%				$551,660,077
(Cost $553,438,589)
Consumer discretionary 3.0%				14,774,999
Perennial Services Group LLC, Delayed Draw Term Loan (1 month SOFR + 6.000%) (C)	11.486	09-07-29	6,329,114	6,234,177
Perennial Services Group LLC, Revolver (C)	—	09-07-29	1,582,278	1,558,544
Perennial Services Group LLC, Term Loan (3 month SOFR + 6.000%)	11.498	09-07-29	7,088,608	6,982,278
Consumer staples 2.6%				12,382,563
City Line Distributors, Delayed Draw Term Loan (C)	—	08-31-28	2,503,129	2,440,551
City Line Distributors, Revolver (1 month SOFR + 6.000%) (C)	11.318	08-31-28	1,042,970	1,016,896
City Line Distributors, Term Loan (1 month SOFR + 6.000%)	11.318	08-31-28	6,257,822	6,101,377
Fresh Holdco, Inc., Term Loan (3 month SOFR + 5.750%)	11.279	01-23-26	2,917,085	2,823,739
Energy 3.0%				14,751,862
Alta Buyer LLC, 2022 Incremental Term Loan (3 month SOFR + 6.000%)	11.540	12-21-27	9,900,000	9,875,250
Andretti Buyer LLC, Revolver (C)	—	06-30-26	897,364	897,364
Andretti Buyer LLC, Term Loan (3 month SOFR + 4.750%)	10.240	06-30-26	3,979,248	3,979,248
Financials 13.4%				64,705,640
Insignia Finance Merger Sub LLC, 2023 Incremental Term Loan (1 month SOFR + 5.500%)	11.040	05-04-30	3,081,797	2,989,343
Insignia Finance Merger Sub LLC, Revolver (Prime rate + 4.000% and 1 month SOFR + 6.500%) (C)	11.971	12-23-27	1,673,077	1,622,885
Insignia Finance Merger Sub LLC, Term Loan (1 month SOFR + 5.500%)	10.805	12-23-27	5,501,992	5,336,933
MC Group Ventures Corp., 2021 Delayed Draw Term Loan (3 month SOFR + 5.500%) (C)	10.969	06-30-27	2,553,997	2,547,612
MC Group Ventures Corp., 2021 Revolver (C)	—	06-30-27	517,857	516,563
MC Group Ventures Corp., 2021 Term Loan (3 month SOFR + 5.500%)	10.969	06-30-27	4,049,643	4,039,519
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Delayed Draw Term loan (1 month SOFR + 5.750%) (C)	11.166	12-31-26	2,359,107	2,288,334
Oakbridge Insurance Agency LLC, 2022 2nd Amendment Term Loan A (1 month SOFR + 5.750%)	11.166	12-31-26	280,216	271,809
Oakbridge Insurance Agency LLC, Revolver (1 month SOFR + 5.750%) (C)	11.166	12-31-26	747,981	725,541
Oakbridge Insurance Agency LLC, Term Loan A (1 month SOFR + 5.750%)	11.166	12-31-26	6,503,733	6,308,621
Omni Intermediate Holdings LLC, 2021 Revolver (Prime rate + 4.000%) (C)	12.500	12-30-25	544,601	537,793
Omni Intermediate Holdings LLC, 2021 Term Loan (3 month SOFR + 5.000%)	10.416	12-30-26	6,577,277	6,495,061
Omni Intermediate Holdings LLC, 2022 Delayed Draw Term Loan Tranche 4 (C)	—	12-30-26	380,769	376,010
Omni Intermediate Holdings LLC, 2022 Term Loan (3 month SOFR + 5.000%)	10.416	12-30-26	2,337,012	2,307,799
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Delayed Draw Term Loan (3 month SOFR + 6.290%)	11.540	12-02-26	1,605,689	1,569,561
Simplicity Financial Marketing Holdings, Inc., 2022 3rd Amendment Term Loan (3 month SOFR + 6.290%)	11.540	12-02-26	1,125,000	1,099,688
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (3 month SOFR + 6.290%)	11.702	12-02-26	2,029,608	$1,999,164
Simplicity Financial Marketing Holdings, Inc., Revolver (C)	—	12-02-26	460,903	450,532
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month SOFR + 6.290%)	11.773	12-02-26	4,585,371	4,516,591
Steward Partners Global Advisory LLC, Delayed Draw Term Loan (3 month SOFR + 5.000%) (C)	10.717	10-03-29	4,283,929	4,166,121
Steward Partners Global Advisory LLC, Revolver (3 month SOFR + 5.000%) (C)	10.541	10-03-27	1,428,571	1,389,286
Steward Partners Global Advisory LLC, Term Loan (3 month SOFR + 5.000%)	10.643	10-03-29	4,242,857	4,126,179
World Insurance Associates LLC, 2021 Delayed Draw Term Loan Tranche 4 (3 month SOFR + 5.750%)	11.140	04-03-28	4,784,188	4,628,702
World Insurance Associates LLC, 2021 Term Loan (3 month SOFR + 5.750%)	11.140	04-03-28	1,800,538	1,742,020
World Insurance Associates LLC, 2022 Tranche 7 Delayed Draw Term Loan (3 month SOFR + 5.750%)	11.390	04-03-28	2,743,125	2,653,973
Health care 16.0%				77,439,292
Avante Health Solutions, Revolver (3 month SOFR + 4.750%) (C)	10.200	07-15-27	573,576	475,494
Avante Health Solutions, Term Loan (3 month SOFR + 4.750%)	10.269	07-15-27	3,767,261	3,123,059
BrightView LLC, Delayed Draw Term Loan (1 month SOFR + 6.000%) (C)	11.431	04-12-24	1,568,167	1,540,724
BrightView LLC, Revolver (1 month SOFR + 6.000%) (C)	11.431	12-14-26	315,217	309,701
BrightView LLC, Term Loan (1 month SOFR + 6.000%)	11.431	12-14-26	5,264,683	5,172,552
CPC Cirtec Holdings, Inc., 2023 USD Term Loan (3 month SOFR + 6.250%)	11.640	01-30-29	12,437,500	12,157,655
Guided Practice Solutions Dental LLC, 3rd Amendment Delayed Draw Term Loan (1 and 3 month SOFR + 6.000%)	11.432	11-24-29	4,920,669	4,773,049
Guided Practice Solutions Dental LLC, Delayed Draw Term Loan (1 and 3 month SOFR + 6.000%)	11.435	11-24-29	3,883,620	3,767,111
Guided Practice Solutions Dental LLC, Term Loan (1 month SOFR + 6.000%)	11.431	11-24-29	6,119,222	5,935,645
Health Management Associates, Inc., 2023 Delayed Draw Term Loan (3 month SOFR + 6.500%) (C)	12.010	03-30-29	1,778,094	1,751,422
Health Management Associates, Inc., 2023 Revolver (C)	—	03-30-29	711,238	700,569
Health Management Associates, Inc., 2023 Term Loan A (3 month SOFR + 6.500%)	12.010	03-30-29	9,985,642	9,835,857
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.416	01-29-27	1,874,695	1,851,261
MB2 Dental Solutions LLC, 2021 Term Loan (1 month SOFR + 6.000%)	11.416	01-29-27	5,199,209	5,134,218
Pediatric Home Respiratory Services LLC, 2022 Incremental Delayed Draw Term Loan (Prime rate + 5.250% and 1 month SOFR + 6.250%)	12.236	08-19-27	2,299,457	2,282,211
Pediatric Home Respiratory Services LLC, Delayed Draw Term Loan (Prime rate + 4.750% and 1 month SOFR + 6.250%)	11.913	12-04-24	2,671,048	2,637,660
Premier Imaging LLC, 2021 4th Amendment Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.652	01-02-25	1,373,960	1,349,916
Premier Imaging LLC, 2021 4th Amendment Term Loan (3 month SOFR + 6.000%)	11.652	01-02-25	5,067,804	4,979,117
Therapeutic Research Center LLC, Revolver (C)	—	03-21-25	303,131	298,584
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Therapeutic Research Center LLC, Term Loan (3 month SOFR + 5.250%)	10.666	03-21-26	9,506,078	$9,363,487
Industrials 50.8%				245,640,365
AIDC Intermediate LLC, Term Loan (3 month SOFR + 6.400%)	11.746	07-22-27	9,925,000	9,800,938
Apex Service Partners LLC, 2019 Term Loan (3 month LIBOR + 5.250%)	10.522	07-31-25	4,861,416	4,776,342
Apex Service Partners LLC, 2020 1st Lien Delayed Draw Term Loan (Prime rate + 4.500% and 3 month LIBOR + 5.500%)	11.461	07-31-25	449,783	443,036
Apex Service Partners LLC, 2020 Term Loan (3 month LIBOR + 5.500%)	11.152	07-31-25	1,701,281	1,675,762
Apex Service Partners LLC, 2022 15th Amendment Incremental Delayed Draw Term Loan A (1 month SOFR + 5.250%)	10.575	07-31-25	1,388,961	1,364,654
Apex Service Partners LLC, 2022 15th Amendment Incremental Term Loan A (3 month SOFR + 5.250%)	10.672	07-31-25	1,388,961	1,364,654
BlueHalo Financing Holdings LLC, Revolver (3 month SOFR + 6.500%) (C)	12.038	10-31-25	1,403,226	1,382,177
BlueHalo Financing Holdings LLC, Term Loan A (3 month SOFR + 6.500%)	12.040	10-31-25	6,830,213	6,727,759
Capital Construction LLC, Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.678	10-22-26	5,261,538	5,208,923
Capital Construction LLC, Revolver (1 and 3 month SOFR + 6.250%) (C)	11.680	10-22-26	824,176	815,934
Capital Construction LLC, Term Loan (1 month SOFR + 6.250%)	11.680	10-22-26	3,881,593	3,842,777
CLS Management Services, Inc., Delayed Draw Term Loan (3 month SOFR + 4.500%)	9.908	05-31-27	467,945	466,775
CLS Management Services, Inc., Revolver (C)	—	05-31-27	1,279,412	1,276,213
CLS Management Services, Inc., Term Loan (3 month SOFR + 4.500%)	9.869	05-31-27	3,751,875	3,742,495
Crane Engineering Sales LLC, Delayed Draw Term Loan (C)	—	08-27-29	6,000,000	5,880,000
Crane Engineering Sales LLC, Revolver (1 month SOFR + 5.500%) (C)	10.820	08-27-29	2,000,000	1,960,000
Crane Engineering Sales LLC, Term Loan (3 month SOFR + 5.500%)	10.883	08-27-29	7,000,000	6,860,000
FusionSite Services LLC, Delayed Draw Term Loan (3 month SOFR + 5.650%) (C)	10.919	04-22-27	9,206,850	9,275,901
FusionSite Services LLC, Revolver (C)	—	04-22-27	530,303	530,303
FusionSite Services LLC, Term Loan (3 month SOFR + 5.650%)	10.747	04-22-27	209,409	210,980
Gannet Fleming, Inc., Revolver (C)	—	12-20-28	1,363,636	1,353,409
Gannet Fleming, Inc., Term Loan (3 month SOFR + 6.500%)	11.902	12-16-29	8,571,591	8,507,304
Genuine Cable Group LLC, 2022 3rd Amendment Incremental Term Loan (1 month SOFR + 5.750%)	10.916	11-02-26	9,900,000	9,603,000
GSM Acquisition Corp., Delayed Draw Term Loan (3 month SOFR + 5.000%)	10.652	11-16-26	893,810	869,231
GSM Acquisition Corp., Revolver (C)	—	11-16-26	825,949	803,236
GSM Acquisition Corp., Term Loan (3 month SOFR + 5.000%)	10.652	11-16-26	7,722,527	7,510,158
IMA Group Management Company LLC, 2023 Delayed Draw Term Loan (C)	—	06-30-28	4,105,090	4,012,726
IMA Group Management Company LLC, 2023 Revolver (C)	—	06-30-28	821,018	802,545
IMA Group Management Company LLC, 2023 Term Loan (3 month SOFR + 6.250%)	11.837	06-30-28	10,048,707	9,822,611
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
LAC Intermediate LLC, 2022 Delayed Draw Term Loan (1 month SOFR + 6.250%)	11.679	02-28-27	995,000	$987,538
LAC Intermediate LLC, 2022 Revolver (C)	—	02-28-27	500,000	496,250
LAC Intermediate LLC, 2022 Term Loan (1 month SOFR + 6.250%)	11.668	02-28-27	10,917,575	10,835,693
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan A (1 month SOFR + 7.150%)	12.397	12-09-26	1,912,871	1,855,485
LUV Car Wash Group LLC, 2021 Delayed Draw Term Loan B (1 month SOFR + 7.150%)	12.397	12-09-26	1,547,940	1,501,502
LUV Car Wash Group LLC, 2022 Delayed Draw Term Loan C (1 month SOFR + 7.150%) (C)	12.397	12-09-26	6,438,784	6,245,620
M+D Midco, Inc., Delayed Draw Term Loan (3 month SOFR + 5.500%) (C)	11.072	08-31-28	2,290,665	2,279,212
M+D Midco, Inc., Revolver (C)	—	08-31-28	1,146,789	1,141,055
M+D Midco, Inc., Term Loan (3 month SOFR + 5.500%)	11.072	08-31-28	6,494,037	6,461,567
Management Consulting & Research LLC, 2022 Delayed Draw Term Loan (3 month SOFR + 6.000% and 3 month SOFR + 6.150%) (C)	11.575	10-29-27	2,741,750	2,681,432
Management Consulting & Research LLC, Revolver (C)	—	08-16-27	909,498	889,489
Management Consulting & Research LLC, Term Loan (3 month SOFR + 6.000%)	11.487	08-16-27	6,229,543	6,092,493
MWD Management LLC, Delayed Draw Term Loan (3 month SOFR + 5.000%)	10.390	06-15-27	3,970,000	3,831,050
MWD Management LLC, Revolver (3 month SOFR + 5.000%) (C)	10.437	06-15-27	1,000,000	965,000
MWD Management LLC, Term Loan (3 month SOFR + 5.000%)	10.390	06-15-27	4,950,000	4,776,750
OIS Management Services LLC, 2022 1st Lien Delayed Draw Term Loan (3 month SOFR + 5.750%) (C)	11.210	11-16-28	2,559,436	2,585,030
OIS Management Services LLC, 2022 1st Lien Revolver (C)	—	11-16-28	769,231	769,231
OIS Management Services LLC, 2022 Term Loan (3 month SOFR + 5.750%)	11.240	11-16-28	6,633,333	6,699,667
Orion Group Holdco LLC, 2022 1st A&R Amendment Incremental Delayed Draw Term Loan (3 month SOFR + 6.500%)	12.104	03-19-27	2,286,667	2,258,083
Orion Group Holdco LLC, 2022 1st Amendment Term Loan (3 month SOFR + 6.500%)	12.152	12-07-29	510,767	504,382
Orion Group HoldCo LLC, Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.652	03-19-27	3,294,051	3,195,229
Orion Group HoldCo LLC, Revolver (3 month SOFR + 6.000%) (C)	11.657	03-19-27	671,296	651,157
Orion Group HoldCo LLC, Term Loan (3 month SOFR + 6.000%)	11.652	03-19-27	3,165,833	3,070,858
Paint Intermediate III LLC, 2022 USD Revolver (Prime rate + 4.750%) (C)	13.250	10-07-27	990,991	1,000,901
Paint Intermediate III LLC, 2022 USD Term Loan B1 (3 month SOFR + 5.750%)	11.219	10-06-28	8,941,441	8,941,441
PVI Holdings, Inc., Term Loan (3 month SOFR + 6.670%)	11.976	09-30-27	9,900,000	9,999,000
Security Services Acquisition Sub Corp., 2023 5th Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.416	01-19-30	479,464	473,470
Security Services Acquisition Sub Corp., 2023 5th Amendment Term Loan A (1 month SOFR + 6.000%)	11.416	01-19-30	672,462	664,057
Security Services Acquisition Sub Corp., 2023 6th Amendment Term Loan A (1 month SOFR + 6.000%)	11.416	01-19-30	2,036,173	2,010,720
Security Services Acquisition Sub Corp., 2023 7th Amendment Delayed Draw Term Loan (1 month SOFR + 6.000%)	11.416	01-19-30	1,091,555	1,077,910
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Security Services Acquisition Sub Corp., 2023 8th Amendment Delayed Draw Term Loan (C)	—	01-19-30	7,142,857	$7,053,571
Security Services Acquisition Sub Corp., 2023 Additional Term Loan A (1 month SOFR + 6.000%)	11.416	01-19-30	473,491	467,573
Security Services Acquisition Sub Corp., 2023 Delay Draw Term Loan (1 month SOFR + 6.000%)	11.416	01-19-30	563,374	556,332
Southern Orthodontic Partners Management LLC, 4th Amendment Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.902	01-27-26	9,943,531	9,755,101
WWEC Holdings II Corp., Delayed Draw Term Loan (C)	—	09-30-24	1,552,795	1,541,149
WWEC Holdings II Corp., Revolver (1 month SOFR + 6.000%) (C)	11.328	10-03-27	1,242,236	1,232,919
WWEC Holdings II Corp., Term Loan (3 month SOFR + 6.000%)	11.390	10-03-29	7,132,919	7,079,422
XpressMyself.com LLC, 2023 Incremental Term Loan (3 month SOFR + 5.750%)	11.261	09-07-28	2,493,750	2,456,344
XpressMyself.com LLC, Revolver (C)	—	09-07-28	1,470,588	1,433,824
XpressMyself.com LLC, Term Loan (3 month SOFR + 5.500%)	10.991	09-07-28	8,444,118	8,233,015
Information technology 5.4%				26,184,532
Drilling Info, Inc., 2018 Term Loan (1 month SOFR + 4.250%)	9.666	07-30-25	4,847,082	4,822,847
MRI Software LLC, 2020 Revolver (C)	—	02-10-26	318,037	308,496
MRI Software LLC, 2020 Term Loan B (3 month SOFR + 5.500%)	10.990	02-10-26	4,541,999	4,405,740
Nxgen Buyer, Inc., 2021 Term Loan (3 month SOFR + 4.750%)	10.272	10-31-25	2,210,625	2,160,886
Nxgen Buyer, Inc., Term Loan (3 month SOFR + 4.500%)	10.022	10-31-25	4,848,866	4,715,523
Trimech Acquisition Corp., Revolver (Prime rate + 3.750%) (C)	12.250	03-10-28	1,315,789	1,302,632
Trimech Acquisition Corp., Term Loan (3 month SOFR + 4.750%)	10.140	03-10-28	8,553,947	8,468,408
Materials 17.8%				86,004,540
Chemtron Supply LLC, Delayed Draw Term Loan (C)	—	03-03-30	4,166,667	4,166,667
Chemtron Supply LLC, Revolver (C)	—	03-03-28	2,083,333	2,083,333
Chemtron Supply LLC, Term Loan (3 month SOFR + 6.000%)	11.390	03-03-30	6,216,979	6,216,979
Chroma Color Corp., Delayed Draw Term Loan (C)	—	04-23-29	2,083,333	2,057,292
Chroma Color Corp., Revolver (C)	—	04-21-29	833,333	822,917
Chroma Color Corp., Term Loan (3 month SOFR + 5.750%)	11.334	04-23-29	9,559,375	9,439,883
Comar Holding Company LLC, 1st Amendment Delayed Draw Term Loan (3 month SOFR + 5.750%)	11.310	06-18-24	394,355	366,750
Comar Holding Company LLC, 1st Amendment Term Loan (3 month SOFR + 5.750%)	11.310	06-18-24	1,558,635	1,449,531
Comar Holding Company LLC, 2018 Term Loan (3 month SOFR + 5.750%)	11.310	06-18-24	1,709,481	1,589,817
Comar Holding Company LLC, 2nd Amendment Delayed Draw Term Loan (3 month SOFR + 6.250%)	11.810	06-18-24	726,800	679,558
Comar Holding Company LLC, Delayed Draw Term Loan (3 month SOFR + 5.750%)	11.310	06-18-24	210,314	195,592
Comar Holding Company LLC, Revolver (3 month SOFR + 5.750%)	11.310	06-18-24	276,874	257,493
DCG Acquisition Corp., 2nd Lien Term Loan (1 month SOFR + 8.500%)	13.818	09-30-27	5,000,000	4,975,000
I.D. Images Acquisition LLC, Incremental Term Loan 5 (1 month SOFR + 6.350%)	11.666	11-30-29	9,535,315	9,487,638
Krayden Holdings, Inc., Delayed Draw Term Loan A (C)	—	03-01-29	1,484,375	1,462,109
Krayden Holdings, Inc., Delayed Draw Term Loan B (C)	—	03-01-29	1,484,375	1,462,109
Krayden Holdings, Inc., Revolver (C)	—	03-01-29	1,562,500	1,539,063
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 9-30-23 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Krayden Holdings, Inc., Term Loan A (1 month SOFR + 5.750%)	11.490	03-01-29	7,928,906	$7,809,973
Polymer Solutions Group LLC, 2019 Revolver (C)	—	11-26-25	463,768	453,333
Polymer Solutions Group LLC, 2019 Term Loan (3 month SOFR + 4.500%)	9.967	11-26-26	1,859,903	1,818,056
Roofing Buyer LLC, Delayed Draw Term Loan (3 month SOFR + 7.000%)	12.524	12-08-26	9,486,513	9,268,323
Tilley Chemical Company, Inc., Delayed Draw Term Loan (3 month SOFR + 6.000%)	11.540	12-31-26	1,464,872	1,378,444
Tilley Chemical Company, Inc., Revolver (C)	—	12-31-26	1,433,761	1,349,169
Tilley Chemical Company, Inc., Term Loan A (3 month SOFR + 6.000%)	11.397	12-31-26	6,739,376	6,665,243
Walnut Parent, Inc., 2022 2nd Amendment Incremental Term Loan (1 month SOFR + 5.500%)	10.916	11-09-27	2,581,841	2,433,385
Walnut Parent, Inc., Term Loan (1 month SOFR + 5.500%)	10.916	11-09-27	6,978,125	6,576,883
Real estate 2.0%				9,776,284
Bandon Purchaser LLC, Delayed Draw Term Loan (3 month SOFR + 6.000%) (C)	11.547	07-27-28	2,618,338	2,579,063
Bandon Purchaser LLC, Revolver (3 month SOFR + 6.000%) (C)	11.507	07-27-28	524,934	517,060
Bandon Purchaser LLC, Term Loan (1 month SOFR + 6.000%)	11.317	07-27-28	6,781,890	6,680,161

	Yield (%)	Shares	Value

Short-term investments 4.9%			$23,744,953
(Cost $23,744,953)
Short-term funds 4.9%			23,744,953
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2787(D)	23,744,953	23,744,953

Total investments (Cost $577,183,542) 118.9%	$575,405,030
Less unfunded loan commitments (17.3%)	(83,503,505)
Net investments (Cost $493,680,037) 101.6%	$491,901,525
Other assets and liabilities, net (1.6%)	(8,067,610)
Total net assets 100.0%	$483,833,915

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations which generally pay interest rates that are periodically redetermined by reference to a base lending rate and spread, which are both subject to change. The rate shown represents the rate at period end.
(C)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread of the funded portion, if any. See Note 2 for more information.
(D)	The rate shown is the annualized seven-day yield as of 9-30-23.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Advisor, assisted by its Pricing Committee (composed of officers of the Advisor and its affiliates), determines the fair value of the fund’s securities that are not publicly traded or whose market prices are not readily available pursuant to procedures established by the Advisor and adopted by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the Advisor's valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized accounting principles generally accepted in the United States of America valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023 by major security category or type:
	Total value at Date	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans (less unfunded loan commitments)	$468,156,572	—	—	$468,156,572
Short-term investments	23,744,953	$23,744,953	—	—
Total investments in securities	$491,901,525	$23,744,953	—	$468,156,572
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-22	$379,989,419
Purchases	163,737,520
Sales	(80,312,143)
Realized gain (loss)	1,011,043
Net amortization of (premium) discount	1,170,170
Change in unrealized appreciation (depreciation)	2,560,563
Balance as of 9-30-23	$468,156,572
Change in unrealized appreciation (depreciation) at period end*	$2,514,708
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 6-30-23	Valuation Technique	Significant Unobservable Inputs	Input/Range*	Input Weighted Average*
Senior loans	$460,470,180	Discounted cash flow	Discount rate	8.08% - 17.01%	11.69%
	7,686,392	Recent transaction	Transaction price	$98.50	$98.50
Total	$468,156,572
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Transaction price	Increase	Decrease
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of September 30, 2023, the fund had the following unfunded commitments outstanding:
Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	—	$897,364	$2,394
Avante Health Solutions	—	344,146	(55,563)
Bandon Purchaser LLC	$1,512,931	207,874	(13,734)
BlueHalo Financing Holdings LLC	—	994,915	(6,840)
BrightView LLC	866,848	220,652	(15,547)
Capital Construction LLC	—	329,670	1,951
Chemtron Supply LLC	4,166,667	2,083,333	170,629
Chroma Color Corp.	2,083,333	833,333	25,427
City Line Distributors	2,503,129	886,525	(1,322)
CLS Management Services, Inc.	—	1,279,412	10,825
Crane Engineering Sales LLC	6,000,000	1,810,000	(61,414)
FusionSite Services LLC	94,044	530,303	9,501
Gannet Fleming, Inc.	—	1,363,636	19,662
GSM Acquisition Corp.	—	825,949	(16,164)
Health Management Associates, Inc.	1,209,104	711,238	24,939
IMA Group Management Company LLC	4,105,090	821,018	18,010
Insignia Finance Merger SUB LLC	—	975,962	(22,363)
Krayden Holdings, Inc.	2,968,750	1,562,500	55,242
LAC Intermediate LLC	—	500,000	4,217
LUV Car Wash Group LLC	2,743,243	—	(62,917)
M&D Midco, Inc.	1,366,972	1,146,789	29,743
Management Consulting & Research LLC	476,667	909,498	(18,588)
MC Group Ventures Corp.	410,402	517,857	5,527
MRI Software LLC	—	318,037	(6,049)
MWD Management LLC	—	533,333	(10,717)
Oakbridge Insurance Agency LLC	1,455,793	391,443	(43,007)
OIS Management Services LLC	1,630,769	769,231	67,837
Omni Intermediate Holdings LLC	380,769	408,451	(4,678)
Orion Group HoldCo LLC	—	429,630	(7,871)
Paint Intermediate III LLC	—	806,006	28,457
Perennial Services Group LLC	5,506,329	1,582,278	(69,132)
Polymer Solutions Group LLC	—	463,768	432
Security Services Acquisition Sub Corp.	7,142,857	—	7,528
Simplicity Financial Marketing Holdings, Inc.	—	460,903	(7,913)
Steward Partners Global Advisory LLC	3,571,429	857,143	(71,360)
Therapeutic Research Center LLC	—	303,131	(4,547)

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 9-30-23 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Tilley Chemical Company, Inc.	—	1,433,761	(74,533)
Trimech Acquisition Corp.	—	657,895	1,012
WWEC Holdings II Corp.	1,552,795	1,118,012	12,268
XpressMyself.com LLC	—	1,470,588	(24,617)
Total	$51,747,921	$31,755,584	$(103,275)
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.